Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022
Basis of presentation [line items]
Contractual service margin	$ 1,210	$ 1,370		$ 1,550
Other assets	42,884	42,387
Liabilities	1,388,702	1,325,361
Assets	$ 1,476,802	$ 1,409,647
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Indian Accounting Standard Forty [Member]
Basis of presentation [line items]
Other assets				132
Stockholders equity after tax				$ 132
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 9 [member]
Basis of presentation [line items]
Liabilities			$ 52,500
Assets			$ 52,500
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	50.00%
Useful lives of Intangible assets other than goodwill	15 years